Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents

Note 5 - Cash and Cash Equivalents

a)	Detail of cash and cash equivalents

The detail of balances included under cash and cash equivalents is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Cash and deposits in banks
Cash	254,200	253,779
Deposits in the Central Bank of Chile	1,067,421	103,756
Deposits in local banks	27,017	14,254
Deposits in foreign banks	1,740,434	637,892
Subtotals cash and deposits in banks	3,089,072	1,009,681
Cash items in process of collection, net (1)	18,960	66,732
Highly liquid financial instruments (2)	1,337,754	295,551
Investments under resale agreements (3)	60,470	75,975
Totals cash and cash equivalents	4,506,256	1,447,939

(1)See letter b. “Cash in process of collection and in process of being cleared” on the next page.

(2)Highly liquid financial instruments: Corresponds to financial instruments at fair value through profit and loss and financial instrument at fair value through othercomprehensive income with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2020	2019
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	132,043	28,772
Financial instruments at fair value through other comprehensive income	11	1,205,711	266,779
Totals		1,337,754	295,551

(3)Investments under resale agreements: Corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item "Investments under resale agreements" in the Consolidated Statement of Financial Position. The detail is as follows:

		As of December 31,
	Notes	2020	2019
		MCh$	MCh$
Investment under resale agreements	7a)	60,470	75,975

Note 5 - Cash and Cash Equivalents, continued

b)	Cash in the process of collection and in process of being cleared

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	37,030	76,922
Funds receivable	136,162	154,383
Subtotals assets	173,192	231,305
Liabilities
Funds payable	154,232	164,573
Subtotals liabilities	154,232	164,573
Cash items in process of collection, net	18,960	66,732

c)	Other operating cash flows

Based on the nature of its activities, the Bank considers that its funding has a direct relationship with its loan and investing portfolio; for such purpose all those activities are taken into consideration to determine, approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, cash inflows and outflows and transactions with financial instruments.

Finally, the Bank, based on its overall business strategy, considers that gains and losses derived from these transactions are part of the main revenue generating activities and core business, and that the presentation of the cash flows from those items under operating activities consequently shows consistency between our Consolidated Statement of Income (Loss) and our Consolidated Statement of Cash Flows.

Examples of cash flows from operating activities are:

i.

Investments under resale agreements and obligations under repurchase agreements. These items represent the cash flows (collections and payments) corresponding to the purchase and sale of obligations and securities lending associated with financial intermediation activities (see Note 7).

ii.	Investments portfolio. This item represents the cash flows (collections and payments) of our trading and investment portfolios (see Notes 6 and 11).
iii.

Foreign borrowings and repayment of foreign borrowings. These items represent the cash flows (collections and payments) of obligations with foreign banks (see Note 19) for the financing of foreign trade loans, which are included as part of the following items: “Loans and receivables from banks” (see Note 9) and “Loans and receivables from customers” (see Note 10).

iv.

Increase and repayment of other borrowings. These items represent the cash flows (collections and payments) arising from the obligations corresponding to financing or operations specific to the business (see Note 20).